SHAREHOLDERS' EQUITY (Schedule of Employee Option Activity) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Number of options
Outstanding at January 1, 2022	369,809
Granted	26,000	87,000	151,000
Exercised	5,787	68,347	171,015
Forfeited	13,750
Outstanding at December 31, 2022	376,272	369,809
Exercisable at December 31, 2022	239,895
Weighted-average exercise price
Outstanding at January 1, 2022	$ 8.3
Granted	10.12
Exercised	6.26
Forfeited	8.53
Outstanding at December 31, 2022	8.26	$ 8.3
Exercisable at December 31, 2022	$ 7.05
Weighted- average remaining contractual life (in months)
Outstanding	7 years	7 years 9 months 18 days
Granted	9 years 3 months 18 days
Exercised	4 years 4 months 24 days
Forfeited	7 years 6 months
Exercisable at December 31, 2022	6 years 3 months 18 days
Aggregate intrinsic value
Outstanding	$ 145	$ 992
Granted	$ 0
Exercisable at December 31, 2022	$ 383